CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed statements of cashflows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income	¥ 5,606,782	$ 768,126	¥ 9,561,932	¥ 5,360,231
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized foreign exchange loss	192,880	26,424
Changes in operating assets and liabilities:
Prepayment and other current assets	(8,831,715)	(1,209,940)	282,514	69,800
Other payables	289,062	39,600	(73,663)	(225,629)
Payroll payables	369,211	50,582	124,171	310,450
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(5,050,926)	(691,974)	10,377,330	495,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	66,442,520	9,200,000
Deferred costs related to initial public offering	(10,648,441)	(1,458,830)	(6,648,228)	(750,000)
Net repayment from related parties	(4,156,605)	(569,453)	(618,503)	805,067
NET CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES	49,367,234	6,763,284	(4,110,900)	2,650,884
NET INCREASE IN CASH AND CASH EQUIVALENTS	(3,163,791)	(433,437)	4,477,917	2,597,630
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	7,081,937	970,221	2,604,020	6,390
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	3,918,146	536,784	7,081,937	2,604,020
Parent company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income	5,603,227	767,639	9,483,524	5,316,277
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain of subsidiaries	(8,146,508)	(1,116,067)	¥ (9,483,524)	¥ (5,316,277)
Unrealized foreign exchange loss	418,491	57,333
Changes in operating assets and liabilities:
Prepayment and other current assets	(179,935)	(24,651)
Other payables	1,314,148	180,038
Payroll payables	159,243	21,816
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	(831,334)	(113,892)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred costs related to initial public offering	(9,451,329)	(1,294,827)
Net repayment from related parties	(52,885,180)	(7,245,240)
NET CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES	835,771	114,500
NET INCREASE IN CASH AND CASH EQUIVALENTS	4,437	608
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	4,437	608
Parent company | Reportable Legal Entities | IPO
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	54,481,760	7,463,971
Parent company | Reportable Legal Entities | Over-Allotment Option
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	¥ 8,690,520	$ 1,190,596